SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		48.00%
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.00%		47.00%
Expected term (in years)	4 years 7 days	5 years 10 months 24 days	5 years
Risk free rate	0.22%	1.49%	2.38%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	41.00%		48.00%
Expected term (in years)	4 years 2 months 12 days	6 years 1 month 6 days	6 years 2 months 12 days
Risk free rate	1.61%	2.49%	3.12%